Tax expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expenses [Line Items]
Tax expenses	R$ (728,734)	R$ (477,037)	R$ (326,584)
PIS
Tax expenses [Line Items]
Tax expenses	(446,760)	(313,956)	(254,732)
ISSQN
Tax expenses [Line Items]
Tax expenses	(70,839)	(59,929)	(17,043)
INSS
Tax expenses [Line Items]
Tax expenses	(152,470)	(74,771)	(15,969)
Other tax collections
Tax expenses [Line Items]
Tax expenses	R$ (58,665)	R$ (28,382)	R$ (38,840)